MARKETABLE SECURITIES AND WARRANTS (Tables)	9 Months Ended
Sep. 30, 2021
Marketable Securities And Warrants
SCHEDULE OF FAIR VALUE OF MARKETABLE SECURITIES AND WARRANTS

The Wallbridge Shares and Wallbridge Warrants are measured at fair value with changes recorded in other income/expense.

	September 30	December 31
	2021	2020
	$	$
Marketable securities at fair value
Opening balance	2,138	348
Additions	-	995
Unrealized (loss) gain on revaluation	(696)	645
Exchange differences	15	150
Closing balance	1,457	2,138

Warrants at fair value
Opening balance	212	-
Additions	-	128
Unrealized (loss) gain on revaluation	(120)	67
Exchange differences	2	17
Closing balance	94	212

Marketable securities and warrants	1,551	2,350